Goodwill and Finite Life Intangibles Assets - Future Amortization Expense (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Finite Life Intangibles Assets
Nine Months Ending December 31, 2015	$ 441,750
2016	589,000	$ 589,000
2017	170,000	170,000
2018	75,000	75,000
2019	14,002	14,001
Net Assets	$ 1,289,752	$ 1,437,001